Property and equipment (Tables)	6 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

Property and equipment consists of (in thousands):

	December 31, 2021	June 30, 2021
Lab equipment	$1,059	$592
Software	1,611	1,534
Office equipment	121	84
Office furniture	35	35
Leasehold improvements	576	576
Construction in progress	33	—
Total	3,435	2,821
Less accumulated depreciation and amortization	(555)	(331)
	$2,880	$2,490

Schedule of Expected Amortization Expense for the Next Five Years and Thereafter

As of December 31, 2021, the expected amortization expense for software for the next five years and thereafter is as follows:

2022 (remaining six months)	$67
2023	134
2024	134
2025	134
2026	134
Thereafter	582
$1,185